As filed with the Securities and Exchange Commission on March 27, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2009

Date of reporting period:  January 31, 2009

Item 1. Schedule of Investments.

ActivePassive Large Cap Growth Fund
Schedule of Investments
January 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 26.53%
Consumer Discretionary - 3.37%
Auto Components - 0.98%
BorgWarner, Inc.	675	$11,394
Johnson Controls, Inc.	1,208	15,112
		26,506
Automobiles - 0.21%
Daimler AG (b)	206	5,766

Internet & Catalog Retail - 1.42%
Amazon.com, Inc. (a)	649	38,174

Media - 0.76%
The Walt Disney Co.	990	20,473
Total Consumer Discretionary (Cost $146,499)		90,919

Financials - 2.71%
Capital Markets - 1.41%
The Charles Schwab Corp.	1,295	17,599
T. Rowe Price Group, Inc.	741	20,437
		38,036
Commercial Banks - 0.71%
Wells Fargo & Co.	1,010	19,089

Consumer Finance - 0.32%
American Express Co.	514	8,599

Diversified Financial Services - 0.27%
CME Group Co., Inc.	42	7,304
Total Financials (Cost $119,304)		73,028

Health Care - 3.86%
Biotechnology - 1.40%
Gilead Sciences, Inc. (a)	741	37,621

Health Care Equipment & Supplies - 1.82%
Becton, Dickinson & Co.	420	30,521
Varian Medical Systems, Inc. (a)	505	18,751
		49,272
Pharmaceuticals - 0.64%
Allergan, Inc.	457	17,421
Total Health Care (Cost $116,459)		104,314

Industrials - 7.48%
Aerospace & Defense - 1.97%
The Boeing Co.	389	16,459
Raytheon Co.	722	36,548
		53,007
Air Freight & Logistics - 0.76%
Expeditors International of Washington, Inc.	741	20,607

	Shares	Value
Construction & Engineering - 0.89%
Jacobs Engineering Group Inc. (a)	621	$24,014

Electrical Equipment - 0.70%
Emerson Electric Co.	575	18,802

Industrial Conglomerates - 0.66%
General Electric Co.	1,461	17,722

Machinery - 1.40%
Caterpillar Inc.	471	14,530
PACCAR Inc.	880	23,223
		37,753
Road & Rail - 1.10%
Union Pacific Corp.	677	29,646
Total Industrials (Cost $311,418)		201,551

Information Technology - 5.23%
Communications Equipment - 2.00%
Cisco Systems Inc. (a)	1,210	18,114
QUALCOMM Inc.	1,036	35,794
		53,908
Computers & Peripherals - 1.24%
Apple Inc. (a)	370	33,348

Electronic Equipment, Instruments & Components - 0.82%
Tyco Electronics Ltd. (b)	1,554	22,005

Internet Software & Services - 1.17%
Google Inc. (a)	93	31,483
Total Information Technology (Cost $196,944)		140,744

Materials - 3.20%
Chemicals - 3.20%
Ecolab Inc.	587	19,935
Praxair, Inc.	675	42,025
Sigma-Aldrich Corp.	677	24,426
Total Materials (Cost $117,962)		86,386

Telecommunication Services - 0.68%
Diversified Telecommunication Services - 0.68%
AT&T, Inc.	740	18,219
Total Telecommunication Services (Cost $27,474)		18,219
TOTAL COMMON STOCKS (Cost $1,036,060)		715,161

EXCHANGE-TRADED FUNDS - 61.38%
Vanguard Growth ETF	44,018	1,654,196
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,299,119)		1,654,196

SHORT TERM INVESTMENTS - 13.29%
Investment Companies - 13.29%
Fidelity Institutional Money Market Portfolio		$358,080
TOTAL SHORT TERM INVESTMENTS (Cost $358,080)		358,080
Total Investments (Cost $3,693,259) - 101.20%		2,727,437
Liabilities in Excess of Other Assets - (1.20)%		(32,330)
TOTAL NET ASSETS - 100.00%		$2,695,107

Footnotes

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Foreign Issued Security

The cost basis of investments for federal income tax purposes at January 31, 2009 was as follows*:

Cost of investments			$3,693,259
	Gross unrealized appreciation		635
	Gross unrealized depreciation		(968,713)
	Net unrealized depreciation		$(968,078)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

FAS 157 - Summary of Fair Value Exposure at January 31, 2009 (Unaudited)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2009:

Description		Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices		$ 2,727,437	$ —
Level 2 - Other significant observable inputs		—	—
Level 3 - Significant unobservable inputs		—	—
Total		$ 2,727,437	$ —

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

ActivePassive Large Cap Value Fund
Schedule of Investments
January 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 36.59%
Consumer Discretionary - 2.86%
Household Durables - 0.63%
Fortune Brands, Inc.	517	$16,544

Specialty Retail - 1.58%
AutoZone, Inc. (a)	202	26,844
Best Buy Co., Inc.	513	14,374
		41,218
Textiles, Apparel & Luxury Goods - 0.65%
NIKE, Inc.	375	16,969
Total Consumer Discretionary (Cost $90,385)		74,731

Consumer Staples - 3.88%
Food Products - 0.76%
General Mills, Inc.	336	19,874

Household Products - 1.47%
The Procter & Gamble Co.	702	38,259

Tobacco - 1.65%
Altria Group, Inc.	1,743	28,829
Philip Morris International Inc.	383	14,229
		43,058
Total Consumer Staples (Cost $115,551)		101,191

Energy - 8.04%
Energy Equipment & Services - 1.23%
Transocean Inc. (a)(b)	587	32,062

Oil & Gas - 6.81%
Apache Corp.	649	48,675
Chevron Corp.	778	54,865
ConocoPhillips	807	38,357
Marathon Oil Corp.	1,318	35,889
		177,786
Total Energy (Cost $288,687)		209,848

Financials - 6.24%
Capital Markets - 2.41%
Bank of New York Mellon Corp.	1,726	44,427
Legg Mason, Inc.	1,140	18,308
		62,735
Commercial Banks - 1.99%
Bank of America Corp.	2,940	19,345
PNC Financial Services Group, Inc.	437	14,211
SunTrust Banks, Inc.	1,506	18,464
		52,020
Diversified Financial Services - 1.03%
JPMorgan Chase & Co.	1,058	26,990

	Shares	Value
Insurance - 0.81%
The Allstate Corp.	969	$20,998
Total Financials (Cost $236,938)		162,743

Health Care - 4.50%
Health Care Providers & Services - 2.95%
AmerisourceBergen Corp.	540	19,613
Humana Inc. (a)	658	24,958
Laboratory Corp. of America Holdings (a)	290	17,168
Quest Diagnostics, Inc.	306	15,101
		76,840
Life Science Tools & Services - 0.55%
Covance Inc. (a)	374	14,436

Pharmaceuticals - 1.00%
Pfizer, Inc.	691	10,075
Watson Pharmaceuticals, Inc. (a)	589	16,068
		26,143
Total Health Care (Cost $122,073)		117,419

Industrials - 5.15%
Aerospace & Defense - 1.56%
Honeywell International, Inc.	564	18,505
United Technologies Corp.	460	22,075
		40,580
Air Freight & Logistics - 0.30%
FedEx Corp.	155	7,896

Electrical Equipment - 0.73%
Emerson Electric Co.	583	19,064

Industrial Conglomerates - 0.31%
General Electric Co.	663	8,042

Machinery - 1.16%
Dover Corp.	793	22,426
Ingersoll-Rand Co., Ltd. (b)	478	7,748
		30,174
Road & Rail - 1.09%
Burlington Northern Santa Fe Corp.	429	28,421
Total Industrials (Cost $198,116)		134,177

Information Technology - 2.14%
Computers & Peripherals - 0.55%
Dell Inc. (a)	1,502	14,269

Semiconductor & Semiconductor Equipment - 0.94%
Intel Corp.	1,910	24,639

Software - 0.65%
Microsoft Corp.	991	16,946
Total Information Technology (Cost $79,909)		55,854

Materials - 1.03%
Metals & Mining - 1.03%
Alcoa, Inc.	1,301	10,135
Freeport-McMoRan Copper & Gold, Inc.	665	16,718
		26,853
Total Materials (Cost $52,518)		26,853

	Shares	Value
Telecommunication Services - 0.90%
Diversified Telecommunication Services - 0.90%
AT&T, Inc.	953	$23,463
Total Telecommunication Services (Cost $31,844)		23,463

Utilities - 1.85%
Electric Utilities - 0.57%
FPL Group, Inc.	290	14,950

Multi-Utilities & Unregulated Power - 1.28%
Public Service Enterprise Group, Inc.	1,058	33,401
Total Utilities (Cost $58,910)		48,351
TOTAL COMMON STOCKS (Cost $1,274,931)		954,630

CLOSED-END FUNDS - 0.26%
John Hancock Bank and Thrift Opportunity Fund	632	6,901
TOTAL CLOSED-END FUNDS (Cost $11,885)		6,901

EXCHANGE-TRADED FUNDS - 61.81%
Vanguard Value ETF	44,068	1,612,448
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,450,719)		1,612,448

SHORT TERM INVESTMENTS - 3.20%
Investment Companies - 3.20%
Fidelity Institutional Money Market Portfolio		83,582
TOTAL SHORT TERM INVESTMENTS (Cost $83,582)		83,582
Total Investments (Cost $3,821,117) - 101.86%		$2,657,561
Liabilities in Excess of Other Assets - (1.86)%		(48,645)
TOTAL NET ASSETS - 100.00%		$2,608,916

Footnotes

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Foreign Issued Security

The cost basis of investments for federal income tax purposes at January 31, 2009 was as follows*:

	Cost of investments	$3,821,117
	Gross unrealized appreciation	6,148
	Gross unrealized depreciation	(1,205,575)
	Net unrealized depreciation	$(1,199,427)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

FAS 157 - Summary of Fair Value Exposure at January 31, 2009 (Unaudited)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2009 (Unaudited):

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 2,657,561	$ —
Level 2 - Other significant observable inputs	—	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 2,657,561	$ —

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

ActivePassive Small/Mid Cap Growth Fund
Schedule of Investments
January 31, 2009 (Unaudited)

COMMON STOCKS - 46.47%	Shares	Value
Consumer Discretionary - 5.94%
Commercial Services & Supplies - 0.57%
DeVry, Inc.	405	$21,700

Diversified Consumer Services - 0.81%
Capella Education Co. (a)	555	30,708

Hotels Restaurants & Leisure - 0.57%
Bally Technologies, Inc. (a)	1,060	21,401

Household Durables - 0.45%
Tupperware Brands Corp.	825	16,962

Internet & Catalog Retail - 2.63%
Netflix Inc. (a)	764	27,611
PetMed Express, Inc. (a)	1,180	17,039
Priceline.com Inc. (a)	424	28,446
VistaPrint Ltd. (a)(b)	1,150	26,335
		99,431
Specialty Retail - 0.51%
GameStop Corp. (a)	781	19,353

Textiles, Apparel & Luxury Goods - 0.40%
Deckers Outdoor Corp. (a)	290	15,150
Total Consumer Discretionary (Cost $322,953)		224,705

Consumer Staples - 1.37%
Beverages - 0.69%
Fomento Economico Mexicano SA de CV - ADR (b)	937	26,377

Food Products - 0.68%
Green Mountain Coffee Roasters, Inc. (a)	670	25,634
Total Consumer Staples (Cost $43,988)		52,011

Energy - 3.66%
Energy Equipment & Services - 3.17%
Bristow Group, Inc. (a)	790	19,110
Cameron International Corp. (a)	671	15,540
CARBO Ceramics Inc.	620	22,289
Core Laboratories N.V. (b)	290	19,485
FMC Technologies, Inc. (a)	630	18,642
Oil States International, Inc. (a)	700	12,817
Superior Energy Services, Inc. (a)	760	11,841
		119,724
Oil & Gas - 0.49%
Carrizo Oil & Gas, Inc. (a)	682	9,453
Quicksilver Resources Inc. (a)	1,320	9,148
		18,601
Total Energy (Cost $318,700)		138,325

	Shares	Value
Financials - 1.61%
Capital Markets - 0.95%
Knight Capital Group, Inc. - Class A (a)	1,983	$35,753

Diversified Financial Services - 0.66%
The Nasdaq OMX Group, Inc. (a)	1,151	25,115
Total Financials (Cost $77,723)		60,868

Health Care - 11.63%
Biotechnology - 2.25%
Cubist Pharmaceuticals, Inc. (a)	839	17,963
Martek Biosciences Corp.	1,020	26,979
OSI Pharmaceuticals, Inc. (a)	533	18,975
United Therapeutics Corp. (a)	310	21,064
		84,981
Health Care Equipment & Supplies - 1.48%
Conmed Corp. (a)	831	13,005
Mindray Medical International Ltd. - ADR (b)	880	18,181
Resmed, Inc. (a)	622	24,818
		56,004
Health Care Providers & Services - 5.45%
Almost Family, Inc. (a)	690	21,280
Amedisys, Inc. (a)	730	30,098
Athenahealth Inc. (a)	509	18,365
Chemed Corp.	601	24,118
Gentiva Health Services, Inc. (a)	1,127	28,491
Icon PLC - ADR (a)(b)	785	15,778
Omnicare, Inc.	898	25,108
Owens & Minor, Inc.	571	22,709
PSS World Medical, Inc. (a)	1,263	20,056
		206,003
Life Sciences Tools & Services - 0.87%
Life Technologies Corp. (a)	764	19,451
PAREXEL International Corp. (a)	1,380	13,648
		33,099
Medical Devices - 0.26%
Intuitive Surgical, Inc. (a)	95	9,807

Pharmaceutical Preparations - 0.55%
ViroPharma Inc. (a)	1,728	20,736

Pharmaceuticals - 0.77%
Perrigo Co.	995	29,203
Total Health Care (Cost $554,149)		439,833

Industrials - 9.54%
Aerospace & Defense - 1.20%
Esterline Technologies Corp. (a)	695	25,083
Rockwell Collins, Inc.	540	20,347
		45,430
Airlines - 1.14%
Allegiant Travel Co. (a)	624	22,314
Copa Holdings SA (b)	798	20,940
		43,254

	Shares	Value
Commercial Services & Supplies - 2.08%
Clean Harbors, Inc. (a)	465	$24,882
Corinthian Colleges, Inc. (a)	1,617	30,206
FTI Consulting Inc. (a)	570	23,376
		78,464
Commercial Supplies & Services - 0.61%
Huron Consulting Group Inc. (a)	463	23,141

Construction & Engineering - 2.20%
Aecom Technology Corp. (a)	1,067	27,006
Chicago Bridge & Iron Co. N.V. (b)	775	8,727
EMCOR Group, Inc. (a)	1,490	30,679
Foster Wheeler Ltd. (a)(b)	832	16,615
		83,027
Electrical Equipment - 0.46%
Energy Conversion Devices, Inc. (a)	694	17,468

Machinery - 1.53%
AGCO Corp. (a)	545	11,598
Axsys Technologies, Inc. (a)	369	15,756
Bucyrus International, Inc.	970	15,035
CIRCOR International, Inc.	694	15,441
		57,830
Road & Rail - 0.32%
Kansas City Southern (a)	675	12,258
Total Industrials (Cost $592,114)		360,872

Information Technology - 11.90%
Communications Equipment - 2.01%
CommScope, Inc. (a)	770	11,103
Comtech Telecommunications Corp. (a)	685	26,578
InterDigital, Inc. (a)	1,184	38,279
		75,960
Computers & Peripherals - 0.94%
Data Domain, Inc. (a)	1,226	15,963
Diebold, Inc.	786	19,477
		35,440
Electronic Equipment & Instruments - 2.34%
Amphenol Corp.	795	20,789
Dolby Laboratories Inc. (a)	876	22,391
FLIR Systems, Inc. (a)	1,120	27,966
SunPower Corp. (a)	522	17,518
		88,664
Information Retrieval Services - 1.36%
Bankrate, Inc. (a)	762	25,420
Shanda Interactive Entertainment Ltd. - ADR (a)(b)	900	26,190
		51,610
Internet Software & Services - 1.06%
Baidu.com, Inc. - ADR (a)(b)	125	16,096
Sohu.com, Inc. (a)	610	24,126
		40,222
IT Services - 1.42%
Hewitt Associates, Inc. (a)	890	25,258
ManTech International Corp. (a)	527	28,263
		53,521

	Shares	Value
Software - 2.77%
ANSYS, Inc. (a)	959	$23,841
JDA Software Group, Inc. (a)	1,860	20,832
Perfect World Co., Ltd. - ADR (a)(b)	1,110	16,439
Solera Holdings Inc. (a)	914	22,018
SPSS, Inc. (a)	835	21,443
		104,573
Total Information Technology (Cost $639,065)		449,990

Materials - 0.25%
Metals & Mining - 0.25%
Massey Energy Co.	630	9,563
Total Materials (Cost $36,607)		9,563

Telecommunication Services - 0.57%
Diversified Telecommunication Services - 0.57%
Tele Norte Leste Participacoes SA - ADR (b)	1,746	21,476
Total Telecommunication Services (Cost $38,782)		21,476
TOTAL COMMON STOCKS (Cost $2,624,081)		1,757,643

EXCHANGE-TRADED FUNDS - 49.29%
Vanguard Mid-Cap Growth Index Fund	29,206	951,531
Vanguard Small-Cap Growth ETF	23,285	912,772
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,085,546)		1,864,303

SHORT TERM INVESTMENTS - 6.12%
Investment Companies - 6.12%
AIM Liquid Assets	197,283	197,283
Fidelity Institutional Money Market Portfolio	34,304	34,304
TOTAL SHORT TERM INVESTMENTS (Cost $231,587)		231,587
Total Investments (Cost $5,941,214) - 101.88%		$3,853,533
Liabilities in Excess of Other Assets - (1.88)%		(71,287)
TOTAL NET ASSETS - 100.00%		$3,782,246

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security

The cost basis of investments for federal income tax purposes at January 31, 2009 was as follows*:

	Cost of investments	$5,941,214
	Gross unrealized appreciation	42,188
	Gross unrealized depreciation	(2,129,869)
	Net unrealized depreciation	$(2,087,681)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

FAS 157 - Summary of Fair Value Exposure at January 31, 2009 (Unaudited)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2009 (Unaudited):

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 3,853,533	$ —
Level 2 - Other significant observable inputs	—	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 3,853,533	$ —

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

ActivePassive Small/Mid Cap Value Fund
Schedule of Investments
January 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 49.50%
Consumer Discretionary - 2.32%
Household Durables - 0.55%
Jarden Corp. (a)	2,010	$20,964

Media - 1.05%
John Wiley & Sons, Inc.	1,128	39,965

Textiles, Apparel & Luxury Goods - 0.72%
Hanesbrands, Inc. (a)	3,060	27,509
Total Consumer Discretionary (Cost $180,464)		88,438

Consumer Staples - 3.02%
Food Products - 1.82%
Dean Foods Co. (a)	3,585	69,334

Personal Products - 1.20%
Chattem, Inc. (a)	673	45,495
Total Consumer Staples (Cost $121,239)		114,829

Energy - 7.98%
Energy Equipment & Services - 2.73%
Global Industries, Ltd. (a)	4,405	15,197
Pride International, Inc. (a)	2,279	36,737
Superior Energy Services, Inc. (a)	3,350	52,193
		104,127
Oil & Gas - 5.25%
Cabot Oil & Gas Corp.	1,931	53,083
Comstock Resources, Inc. (a)	1,237	47,167
Holly Corp.	1,345	31,433
Petrohawk Energy Corp. (a)	3,450	67,999
		199,682
Total Energy (Cost $484,636)		303,809

Financials - 13.98%
Accident And Health Insurance - 1.43%
PartnerRe Ltd. (b)	830	54,390

Consumer Finance - 1.24%
EZCORP, Inc. (a)	3,472	47,115

Insurance - 2.79%
Fidelity National Financial, Inc.	2,530	36,989
HCC Insurance Holdings, Inc.	2,951	69,083
		106,072
Real Estate - 7.91%
Annaly Capital Management, Inc.	7,639	115,654
Capstead Mortgage Corp.	4,405	47,001
LTC Properties, Inc.	3,385	70,036
OMEGA Healthcare Investors, Inc.	4,666	68,264
		300,955

	Shares	Value
Real Estate Investment Trusts - 0.61%
Parkway Properties, Inc.	1,562	$23,305
Total Financials (Cost $604,774)		531,837

Health Care - 0.50%
Health Care Equipment & Supplies - 0.50%
Orthofix International N.V. (a)(b)	1,194	19,056
Total Health Care (Cost $18,773)		19,056

Industrials - 10.12%
Commercial Services & Supplies - 4.78%
FTI Consulting Inc. (a)	1,736	71,193
Navigant Consulting, Inc. (a)	3,450	49,439
Republic Services, Inc.	2,365	61,159
		181,791
Construction & Engineering - 0.81%
McDermott International, Inc. (a)(b)	2,973	30,830

Marine - 1.84%
Genco Shipping & Trading Ltd. (b)	2,734	42,514
Omega Navigation Enterprises, Inc. (b)	3,971	27,479
		69,993
Oil, Gas & Consumable Fuels - 0.51%
StealthGas, Inc. (b)	4,015	19,633

Transportation Infrastructure - 2.18%
Aegean Marine Petroleum Network Inc. (b)	4,839	82,795
Total Industrials (Cost $482,194)		385,042

Information Technology - 3.54%
Computers & Peripherals - 0.46%
Hypercom Corp. (a)	11,480	17,450

Electronic Equipment & Instruments - 2.41%
Cogent Inc. (a)	7,877	91,688

Software - 0.67%
Fair Isaac Corp.	2,018	25,629
Total Information Technology (Cost $172,173)		134,767

Materials - 1.64%
Chemicals - 1.64%
Terra Industries Inc.	1,714	35,103
Zep, Inc.	2,474	27,189
		62,292
Total Materials (Cost $111,672)		62,292

Services - 0.61%
Truck Rental And Leasing, Without Drivers - 0.61%
Wright Express Corp. (a)	1,975	23,028
Total Services (Cost $61,011)		23,028

	Shares	Value
Telecommunication Services - 1.38%
Diversified Telecommunication Services - 1.38%
Frontier Communications Corp.	6,488	$52,618
Total Telecommunication Services (Cost $56,635)		52,618

Utilities - 4.41%
Electric Utilities - 2.71%
ALLETE, Inc.	1,649	51,284
UIL Holdings Corp.	1,953	51,618
		102,902
Multi-Utilities & Unregulated Power - 1.70%
CMS Energy Corp.	5,512	64,766
Total Utilities (Cost $171,367)		167,668
TOTAL COMMON STOCKS (Cost $2,464,938)		1,883,384

EXCHANGE-TRADED FUNDS - 45.42%
Vanguard Mid-Cap Value Index Fund	28,417	845,122
Vanguard Small-Cap Value ETF	23,755	883,211
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,806,669)		1,728,333

SHORT TERM INVESTMENTS - 4.66%
Investment Companies - 4.66%
Fidelity Institutional Money Market Portfolio	177,167	177,167
TOTAL SHORT TERM INVESTMENTS (Cost $177,167)		177,167
Total Investments (Cost $5,448,774) - 99.58%		$3,788,884
Other Assets in Excess of Liabilities - 0.42%		16,130
TOTAL NET ASSETS - 100.00%		$3,805,014

Footnotes

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Foreign Issued Security

The cost basis of investments for federal income tax purposes at January 31, 2009 was as follows*:

	Cost of investments	$5,448,774
	Gross unrealized appreciation	15,347
	Gross unrealized depreciation	(1,675,237)
	Net unrealized depreciation	$(1,659,890)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

FAS 157 - Summary of Fair Value Exposure at January 31, 2009 (Unaudited)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2009 (Unaudited):

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 3,788,884	$ —
Level 2 - Other significant observable inputs	—	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 3,788,884	$ —

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

ActivePassive International Equity Fund
Schedule of Investments
January 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 41.10%
Australia - 1.54%
BHP Billiton Ltd. (b)	2,603	$50,445
Cochlear Ltd. (b)	1,103	41,336
QBE Insurance Group Ltd. (b)	907	13,831
		105,612
Belgium - 1.09%
Anheuser-Busch InBev NV (b)	2,925	74,566

Bermuda - 0.84%
Esprit Holdings Ltd. (b)	6,100	32,883
Li & Fung Ltd. (b)	12,000	24,327
		57,210
Brazil - 0.36%
Petroleo Brasileiro SA - ADR (b)	1,136	24,606

Canada - 1.12%
Canadian National Railway Co. (b)	723	25,335
Canadian Natural Resources Ltd. (b)	634	22,692
Suncor Energy, Inc. (b)	1,476	28,298
		76,325
Denmark - 0.90%
Novo Nordisk A/S (b)	1,153	61,889

Finland - 0.29%
Nokia Oyj (b)	1,620	19,892

France - 1.72%
Axa (b)	1,945	30,420
Cap Gemini SA (b)	681	23,586
Total SA (b)	1,272	63,803
		117,809
Germany - 2.98%
Bayer AG (b)	1,237	65,904
Deutsche Boerse AG (b)	256	12,947
Merck KGaA (b)	617	52,353
Porsche Automobil Holdings SE (b)	597	35,162
Puma AG Rudolf Dassler Sport (b)	208	37,631
		203,997
Greece - 0.33%
OPAP SA (b)	783	22,858

Hong Kong - 0.68%
Hutchison Whampoa Ltd. (b)	9,000	46,426

India - 1.08%
Infosys Technologies Ltd. - ADR (b)	2,786	73,996

Indonesia - 0.32%
PT Telekomunikasi Indonesia (b)	40,000	22,144

	Shares	Value
Ireland - 0.41%
CRH PLC (b)	1,202	$28,010

Israel - 1.48%
Teva Pharmaceutical Industries Ltd. - ADR (b)	2,444	101,304

Italy - 1.79%
Eni SpA (b)	2,687	57,249
Finmeccanica SpA (b)	4,142	65,073
		122,322
Japan - 4.11%
DENSO Corp. (b)	1,100	20,400
FANUC Ltd. (b)	500	30,389
HOYA (b)	2,000	36,289
Keyence Corp. (b)	300	55,468
NIDEC Corp. (b)	1,200	58,107
Nintendo Co., Ltd. (b)	100	31,502
Toyota Motor Corp. (b)	1,500	48,840
		280,995
Mexico - 1.75%
America Movil SAB de C.V. - ADR (b)	1,995	56,877
Desarrolladora Homex SA de C.V. - ADR (a)(b)	946	18,040
Grupo Televisa SA - ADR (b)	2,717	38,011
Urbi, Desarrollos Urbanos, SA de C.V. (a)(b)	6,700	6,878
		119,806
Netherlands - 0.96%
Heineken Holdings NV (b)	1,264	33,890
TNT NV (b)	1,822	31,855
		65,745
Norway - 0.12%
Petroleum Geo-Services ASA (a)(b)	2,396	7,871

Philippines - 0.52%
Philippine Long Distance Telephone Co. (b)	810	35,567

Singapore - 1.25%
Keppel Corp. Ltd. (b)	7,000	18,780
Singapore Technologies Engineering Ltd. (b)	13,000	19,634
United Overseas Bank Ltd. (b)	6,000	47,218
		85,632
Spain - 1.37%
Banco Santander SA (b)	2,504	20,263
Telefonica SA (b)	4,103	73,181
		93,444
Switzerland - 4.54%
Nestle SA (b)	2,737	94,812
Roche Holding AG (b)	836	117,771
Sonova Holding AG (b)	772	37,272
Syngenta AG (b)	311	60,463
		310,318
Taiwan - 0.57%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (b)	5,205	39,246

Turkey - 0.25%
Akbank TAS (b)	5,777	16,805

	Shares	Value
United Kingdom - 8.73%
Aviva PLC (b)	2,830	$12,796
British American Tobacco PLC (b)	571	15,722
Capita Group PLC (b)	3,078	31,135
Compass Group PLC (b)	11,083	55,131
Imperial Tobacco Group PLC (b)	3,867	106,084
Informa PLC (b)	5,900	20,499
International Power PLC (b)	10,610	41,784
Reckitt Benckiser Group PLC (b)	1,573	60,979
Reed Elsevier PLC (b)	4,750	35,726
Shire Ltd. (b)	4,354	63,792
Tesco PLC (b)	12,188	63,268
Vodafone Group PLC (b)	33,203	62,408
WPP Group PLC (b)	4,987	28,222
		597,546
TOTAL COMMON STOCKS (Cost $4,254,620)		2,811,941

CLOSED-END FUNDS - 0.48%
India Fund, Inc.	1,951	33,108
TOTAL CLOSED-END FUNDS (Cost $59,645)

EXHANGE-TRADED FUNDS - 49.45%
iShares MSCI EAFE Index Fund	86,911	3,363,456
iShares MSCI Taiwan Index Fund	2,942	20,035
TOTAL EXCHANGE-TRADED FUNDS (Cost $6,211,814)		3,383,491

SHORT TERM INVESTMENTS - 8.48%
Investment Companies - 8.48%
Fidelity Institutional Money Market Portfolio	579,887	579,887
TOTAL SHORT TERM INVESTMENTS (Cost $579,887)		579,887
Total Investments (Cost $11,105,966) - 99.51%		$6,808,427
Other Assets in Excess of Liabilities - 0.49%		33,506
TOTAL NET ASSETS - 100.00%		$6,841,933

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security

The cost basis of investments for federal income tax purposes at January 31, 2009 was as follows*:

	Cost of investments	$11,105,966
	Gross unrealized appreciation	3,625
	Gross unrealized depreciation	(4,332,806)
	Net unrealized depreciation	$(4,329,181)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

FAS 157 - Summary of Fair Value Exposure at January 31, 2009 (Unaudited)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2009 (Unaudited):

Description		Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices		$ 6,715,845	$ —
Level 2 - Other significant observable inputs		92,582	—
Level 3 - Significant unobservable inputs		—	—
Total		$ 6,808,427	$ —

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

ActivePassive Emerging Markets Equity Fund
Schedule of Investments
January 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.73%
Bermuda - 1.16%
Credicorp Ltd. (b)	888	$36,674

Brazil - 16.24%
Banco Bradesco SA - ADR (b)	6,085	54,461
Bco Do Brasil SA (b)	2,600	15,914
BM&F Bovespa SA (b)	6,563	18,925
Companhia de Bebidas das Americas - ADR (b)	620	25,290
Companhia Energetica de Minas Gerais - ADR (b)	3,361	45,676
Companhia Vale do Rio Doce - ADR (b)	9,078	110,207
GVT Holding SA Com NPV (a)(b)	3,200	34,248
Hypermarcas SA (a)(b)	3,276	15,787
Natura Cosmeticos SA (b)	1,548	13,278
Petroleo Brasileiro SA - ADR (b)	5,232	137,078
Tele Norte Leste Participacoes SA - ADR (b)	2,253	27,712
Telemig Celular Participacoes SA - ADR (b)	493	15,875
		514,451
Chile - 2.23%
Empresa Nacional de Telecomunicaciones SA (b)	2,750	30,312
Enersis SA - ADR (b)	2,820	40,467
		70,779
China - 13.53%
China CITIC Bank (b)	84,000	31,848
China Communications Construction Co., Ltd. (b)	40,000	39,823
China Construction Bank Corp. (b)	79,000	39,224
China National Building Material Co., Ltd. (b)	28,000	31,234
China Railway Group Ltd. (a)(b)	75,000	43,138
China Shenhua Energy Co., Ltd. (b)	22,000	48,232
Huaneng Power International, Inc. - ADR (b)	1,161	33,112
PetroChina Co. Ltd. - ADR (b)	557	41,090
Ping An Insurance Co., of China Ltd. (b)	10,000	44,234
Sinopec Corp. (b)	66,000	36,174
Weichai Power Co., Ltd. (b)	20,800	40,612
		428,721
Colombia - 1.68%
Bancolombia SA - ADR (b)	1,241	25,974
Ecopetrol SA - ADR (b)	1,615	27,164
		53,138
Hong Kong - 7.94%
China Mobile Ltd. - ADR (b)	2,622	117,911
China Overseas Land & Investment Ltd. (b)	29,120	38,981
Denway Motors Ltd. (b)	160,000	48,490
Industrial & Commercial Bank of China Ltd. (b)	107,000	46,226
		251,608
Hungary - 0.39%
Richter Gedeon Nyrt. (b)	109	12,455

India - 6.07%
Dr Reddy's Laboratories Ltd. - ADR (b)	5,408	48,942
HDFC Bank Ltd. - ADR (b)	1,049	60,485
Infosys Technologies Ltd. - ADR (b)	2,064	54,820
Larsen & Toubro Ltd. - ADR (a)(b)(c)	1,984	28,017
		192,264

	Shares	Value
Israel - 3.80%
Check Point Software Technologies Ltd. (a)(b)	1,495	$33,892
Teva Pharmaceutical Industries Ltd. - ADR (b)	2,088	86,548
		120,440
Luxembourg - 0.95%
Tenaris SA - ADR (b)	1,524	30,160

Malaysia - 3.52%
Bumiputra-Commerce Holdings Bhd (b)	18,300	32,466
Digi.com Bhd. (b)	5,100	28,981
IOI Corp. Bhd (b)	46,100	50,093
		111,540
Mexico - 5.45%
America Movil SAB de CV - ADR (b)	2,548	72,643
Cemex SAB de CV - ADR (a)(b)	1,610	12,542
Fomento Economico Mexicano, SAB de CV - ADR (b)	979	27,559
Grupo Carso SA de CV - ADR (b)	3,217	14,698
Grupo Televisa SA de CV - ADR (b)	1,093	15,291
Wal-Mart de Mexico SAB de CV - ADR (b)	1,443	30,113
		172,846
Russia - 4.90%
Gazprom - ADR (a)(b)	6,481	84,966
LUKOIL - ADR (b)	827	28,366
Mining and Metallurgical Co. Norilsk Nickel - ADR (b)	3,152	13,554
Mobile Telesystems - ADR (a)(b)	1,325	28,222
		155,108
Singapore - 0.88%
DBS Group Holdings Ltd. - ADR (b)	1,199	27,999

South Africa - 7.33%
Impala Platinum Holdings Ltd. - ADR (b)	2,245	26,168
Massmart Holdings Ltd. (b)	6,410	50,865
Mr. Price Group Ltd. (b)	5,894	15,013
MTN Group Ltd. (b)	3,292	31,606
Naspers Ltd. - ADR (b)	2,800	43,101
Sasol - ADR (b)	1,176	31,223
Standard Bank Group Ltd. (b)	4,917	34,153
		232,129
South Korea - 11.26%
Hite Brewery Co., Ltd. (b)	187	20,332
Hyundai Motor Co. - ADR (a)(b)(c)	1,966	33,845
KB Financial Group, Inc. - ADR (a)(b)	1,613	41,712
LG Household & Health Care Ltd. (b)	249	30,141
POSCO - ADR (a)(b)	692	43,956
Samsung Electronics Co., Ltd. - ADR (a)(b)(c)	723	127,872
Samsung Fire & Marine Insurance Co., Ltd. (b)	249	29,780
Woongjin Thinkbig Co., Ltd. (b)	2,350	29,213
		356,851
Taiwan - 4.40%
Hon Hai Precision Industry Co., Ltd. - ADR (b)(c)	7,714	27,101
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (b)	14,886	112,240
		139,341
TOTAL COMMON STOCKS (Cost $4,900,975)		2,906,504

EXCHANGE-TRADED FUNDS - 2.10%
Vanguard Emerging Markets ETF	3,079	66,445
TOTAL EXCHANGE-TRADED FUNDS (Cost $133,212)		66,445

	Shares	Value
SHORT-TERM INVESTMENTS - 11.19%
Investment Companies - 11.19%
AIM Liquid Assets	121,680	$121,680
AIM Stit-Stic Prime Portfolio	93,893	93,893
Fidelity Institutional Money Market Portfolio	138,928	138,928
TOTAL SHORT-TERM INVESTMENTS (Cost $354,501)		354,501
Total Investments (Cost $5,388,688) - 105.02%		$3,327,450
Liabilities in Excess of Other Assets - (5.02)%		(158,965)
TOTAL NET ASSETS - 100.00%		$3,168,485

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	Restricted security under Rule 144A of the Securities Act of 1933

The cost basis of investments for federal income tax purposes at January 31, 2009 was as follows*:

	Cost of investments	$5,388,688
	Gross unrealized appreciation	23,039
	Gross unrealized depreciation	(2,084,277)
	Net unrealized depreciation	$(2,061,238)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

FAS 157 - Summary of Fair Value Exposure at January 31, 2009 (Unaudited)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2009 (Unaudited):

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 3,209,275	$ —
Level 2 - Other significant observable inputs	118,175	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 3,327,450	$ —

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

ActivePassive Global Bond Fund
Schedule of Investments
January 31, 2009 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 31.83%
SPDR Lehman International Treasury Bond ETF	19,223	$975,567
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,078,873)		975,567

OPEN-END FUNDS - 66.57%
Loomis Sayles Global Bond Fund	115,401	1,532,526
Oppenheimer International Bond Fund	89,063	507,660
TOTAL OPEN-END FUNDS (Cost $2,414,056)		2,040,186

SHORT TERM INVESTMENTS - 1.87%
Investment Companies - 1.87%
Fidelity Institutional Money Market Portfolio	57,425	57,425
TOTAL SHORT TERM INVESTMENTS (Cost $57,425)		57,425
Total Investments (Cost $3,550,354) - 100.27%		3,073,178
Liabilities in Excess of Other Assets - (0.27)%		(8,165)
TOTAL NET ASSETS - 100.00%		$3,065,013

Footnotes

Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at January 31, 2009 was as follows*:

	Cost of investments	$3,550,354
	Gross unrealized appreciation	0
	Gross unrealized depreciation	(477,176)
	Net unrealized depreciation	$(477,176)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

FAS 157 - Summary of Fair Value Exposure at January 31, 2009 (Unaudited)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2009 (Unaudited):

Description		Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices		$ 3,073,178	$ —
Level 2 - Other significant observable inputs		—	—
Level 3 - Significant unobservable inputs		—	—
Total		$ 3,073,178	$ —

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

ActivePassive Intermediate Taxable Bond Fund
Schedule of Investments
January 31, 2009 (Unaudited)

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 1.25%
Daimler Chrysler Auto Trust, 5.02%, 07/08/2010	$19,536	$19,444
Discover Card Master Trust, 0.533%, 09/15/2012	30,000	28,499
Household Credit Card Master Note Trust, 5.10%, 06/15/2012	25,000	24,734
MBNA Master Credit Card Trust, 7.00%, 02/15/2012	15,000	15,221
TOTAL ASSET BACKED SECURITIES (Cost $89,530)		87,898

CORPORATE BONDS - 14.34%
Consumer Discretionary - 0.31%
Food Services and Drinking Places - 0.31%
McDonald's Corp., 5.80%, 10/15/2017	20,000	21,830
Total Consumer Discretionary (Cost $20,293)		21,830

Consumer Staples - 1.15%
Food & Staples Retailing - 0.64%
CVS Caremark Corp., 5.75%, 06/01/2017	30,000	30,066
Kroger Co. 5.00%, 04/15/2013	15,000	15,007
		45,073
Food Products - 0.51%
Campbell Soup Co., 4.875%, 10/01/2013	15,000	15,319
General Mills Inc., 5.70%, 02/15/2017	20,000	20,432
		35,751
Total Consumer Staples (Cost $76,721)		80,824

Energy - 0.85%
Oil, Gas & Consumable Fuels - 0.85%
ConocoPhillips, 5.625%, 10/15/2016 (a)	30,000	30,489
Occidental Petroleum Corp., 7.00%, 11/01/2013	15,000	16,460
Valero Energy Corp., 6.125%, 06/15/2017	15,000	13,217
Total Energy (Cost $59,041)		60,166

Financials - 5.82%
Diversified Financial Services - 4.96%
Bank of America Corp., 4.90%, 05/01/2013	30,000	28,670
Bank of America Corp., 5.75%, 08/15/2016	30,000	25,575
Bank of America Corp., 8.125%, 12/29/2049	30,000	15,604
Citigroup, Inc., 5.625%, 08/27/2012	50,000	44,564
General Electric Capital Corp., 5.25%, 10/19/2012	25,000	24,874
General Electric Capital Corp., 6.00%, 6/15/2012	30,000	30,554
HSBC Finance Corp., 6.375%, 10/15/2011	30,000	30,889
JPMorgan Chase & Co., 5.75%, 01/02/2013	50,000	50,487
National Rural Utilities Cooperative Finance Corp., 7.25%, 03/01/2012	20,000	21,129
PNC Financial Services Group, Inc., 6.00%, 12/07/2017	35,000	33,125
Santander Central Hispano Issuances Ltd., 7.625%, 09/14/2010 (a)	20,000	19,531
Wells Fargo & Co., 4.375%, 01/31/2013	25,000	24,357
		349,359

	Principal
	Amount	Value
Insurance - 0.86%
American International Group, Inc., 5.85%, 01/16/2018	$20,000	$14,277
MetLife, Inc., 5.00%, 06/15/2015	30,000	28,493
Prudential Financial, Inc., 5.15%, 01/15/2013	20,000	18,163
		60,933
Total Financials (Cost $445,113)		410,292

Health Care - 1.29%
Biotechnology - 0.43%
Amgen, Inc., 4.00%, 11/18/2009	30,000	30,074

Chemical Manufacturing - 0.30%
GlaxoSmithKline Capital Inc., 5.65%, 05/15/2018	20,000	21,469

Health Care Providers & Services - 0.34%
UnitedHealth Group Inc., 4.875%, 04/01/2013	25,000	23,725

Pharmaceuticals - 0.22%
Wyeth, 5.50%, 02/01/2014	15,000	15,660
Total Health Care (Cost $89,214)		90,928

Industrials - 0.63%
Machinery - 0.29%
Caterpillar Financial Services Corporation, 4.85%, 12/07/2012	20,000	20,119

Road & Rail - 0.34%
Burlington Northern Santa Fe Corp., 5.75%, 03/15/2018	15,000	14,775
Canadian National Railway, 5.55%, 05/15/2018 (a)	10,000	9,499
		24,274
Total Industrials (Cost $44,615)		44,393

Information Technology - 0.66%
Computers & Peripherals - 0.22%
Hewlett-Packard Co., 4.50%, 03/01/2013	15,000	15,631

Software - 0.44%
Oracle Corp., 5.00%, 01/15/2011	30,000	31,322
Total Information Technology (Cost $45,471)		46,953

Materials - 0.90%
Chemicals - 0.52%
E.I. Du Pont De Nemours & Co., 5.875%, 01/15/2014	20,000	21,402
Monsanto Co., 5.125%, 04/15/2018	15,000	15,064
		36,466
Precious Metals - 0.38%
Barrick Gold Finance Co., 4.875%, 11/15/2014	30,000	26,813
Total Materials (Cost $62,328)		63,279

Telecommunication Services - 1.67%
Diversified Telecommunication Services - 1.31%
AT&T Inc., 5.50%, 02/01/2018	45,000	44,782
Verizon Communications Inc., 5.25%, 04/15/2013	15,000	15,289
Verizon Communications Inc., 7.375%, 09/01/2012	30,000	32,471
		92,542
Wireless Telecommunication Services - 0.36%
Vodafone Group Plc, 5.50%, 06/15/2011 (a)	25,000	25,392
Total Telecommunication Services (Cost $116,254)		117,934

	Principal
	Amount	Value
Utilities - 1.06%
Electric Utilities - 0.64%
Columbus Southern Power Co., 5.50%, 03/01/2013	$25,000	$24,966
Peco Energy Co., 4.75%, 10/01/2012	20,000	19,974
		44,940
Multi-Utilities - 0.42%
Dominion Resources Inc., 5.00%, 03/15/2013	15,000	14,842
Midamerican Energy Holdings, 5.75%, 04/01/2018	15,000	14,926
		29,768
Total Utilities (Cost $75,754)		74,708
TOTAL CORPORATE BONDS (Cost $1,034,804)		1,011,307

U.S. GOVERNMENT AGENCY ISSUES - 17.04%
FAMCA, 6.71%, 07/28/2014	20,000	24,017
FHLB, 3.625%, 09/16/2011	200,000	208,726
FHLB, 4.00%, 09/06/2013	165,000	175,360
FHLB, 5.00%, 11/17/2017	215,000	234,540
FHLMC, 5.39%, 02/01/2036	26,635	27,437
FNMA, 4.806%, 01/01/2033	18,196	18,445
FNMA, 4.882%, 04/01/2035	130,870	133,244
FNMA, 6.00%, 07/01/2037	96,396	99,467
FNMA, 5.50%, 01/01/2038	59,475	60,938
FNMA, 6.00%, 06/01/2038	48,352	49,889
FNMA, 5.50%, 09/01/2038	58,431	59,869
GNMA, 7.50%, 04/15/2030	7,227	7,702
GNMA, 8.00%, 06/15/2030	2,186	2,331
GNMA, 7.50%, 11/15/2030	468	499
GNMA, 6.50%, 07/15/2032	10,982	11,533
GNMA, 6.00%, 10/15/2038	84,103	86,687
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,168,041)		1,200,684

U.S. TREASURY OBLIGATIONS - 13.78%
U.S. Treasury Inflation Index - 2.02%
2.00%, 01/15/2014	46,015	45,799
2.625%, 07/15/2017	92,302	96,456
		142,255
U.S. Treasury Note - 11.76%
1.25%, 11/30/2010	255,000	256,924
2.00%, 11/30/2013	10,000	10,098
4.00%, 08/15/2018	15,000	16,472
4.625%, 08/31/2011	475,000	516,563
4.75%, 08/15/2017	25,000	28,672
		828,729
TOTAL U.S. TREASURY OBLIGATIONS (Cost $960,023)		970,984

	Shares
EXCHANGE-TRADED FUNDS - 47.91%
Vanguard Total Bond Market ETF	43,662	3,376,382
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,356,556)		3,376,382

SHORT TERM INVESTMENTS - 5.84%
Investment Companies - 5.84%
Fidelity Institutional Money Market Portfolio	411,781	411,781
TOTAL SHORT TERM INVESTMENTS (Cost $411,781)		411,781
Total Investments (Cost $7,020,735) - 100.16%		7,059,036
Liabilities in Excess of Other Assets - (0.16)%		(11,042)
TOTAL NET ASSETS - 100.00%		$7,047,994

Footnotes

Percentages are stated as a percent of net assets.
FAMCA	Federal Agricultural Mortgage Corp.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assoc.
GNMA	Government National Mortgage Assoc.

(a)	Foreign Issued Security

The cost basis of investments for federal income tax purposes at January 31, 2009 was as follows*:

	Cost of investments	$7,020,735
	Gross unrealized appreciation	91,540
	Gross unrealized depreciation	(53,239)
	Net unrealized depreciation	$38,301

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

FAS 157 - Summary of Fair Value Exposure at January 31, 2009 (Unaudited)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2009 (Unaudited):

Description		Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices		$ 3,788,163	$ —
Level 2 - Other significant observable inputs		3,270,873	—
Level 3 - Significant unobservable inputs		—	—
Total		$ 7,059,036	$ —

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

ActivePassive Intermediate Municipal Bond Fund
Schedule of Investments
January 31, 2009 (Unaudited)

	Principal
	Amount	Value
MUNICIPAL BONDS - 39.84%
Arizona - 1.87%
City of Phoenix Civic Improvement Corporation, 5.50%, 07/01/2018	$125,000	$150,108

California - 4.17%
California Health Facilities Financing Authority, 5.50%, 07/01/2025	75,000	66,061
State of California Department of Water Resources, 5.00%, 05/01/2018	100,000	110,174
The Regents of the University of California Limited Project, 5.00%, 05/15/2021	150,000	158,957
		335,192
Florida - 5.76%
Florida State Turnpike Authority, 5.00%, 07/01/2020	150,000	158,320
State of Florida Department of Transportation, 5.25%, 07/01/2015	150,000	172,135
State of Florida Full Faith and Credit State Board of Education, 5.00%, 06/01/2022	125,000	131,806
		462,261
Georgia - 1.81%
Metropolitan Atlanta Rapid Transit Authority, 5.00%, 07/01/2017	125,000	144,965

Illinois - 1.85%
University of Illinois, 5.50%, 04/01/2019	125,000	148,804

Iowa - 1.34%
Iowa Finance Authority, 5.50%, 08/01/2026	100,000	107,576

Massachusetts - 1.71%
Massachusetts Water Pollution Abatement Trust, 5.00%, 08/01/2018	125,000	137,117

Michigan - 2.04%
State of Michigan State Trunk Line Fund, 5.00%, 09/01/2019	150,000	163,385

New Jersey - 2.06%
New Jersey Economic Development Authority, 5.00%, 03/01/2017	150,000	165,261

New York - 7.03%
New York City Sales Tax Asset Receivable Corp., 5.00%, 10/15/2022	150,000	158,820
New York City Transitional Finance Authority, 5.00%, 08/01/2020	125,000	135,718
New York State Thruway Authority, 5.00%, 04/01/2017	100,000	109,770
New York State Thruway Authority, 5.00%, 03/15/2021	150,000	160,254
		564,562
North Carolina - 0.59%
North Carolina Eastern Municipal Power Agency, 5.25%, 01/01/2020	50,000	47,621

Tennessee - 0.98%
The Tennessee Energy Acquisition Corp., 5.25%, 09/01/2020	100,000	78,791

Texas - 4.91%
City of Houston Texas Combined Utility System, 5.25%, 05/15/2015	150,000	167,292
City of Houston Texas Combined Utility System, 5.25%, 05/15/2017	100,000	113,403
Texas Transportation Commission State Highway, 5.00%, 04/01/2018	100,000	113,760
		394,455
Utah - 1.93%
Intermountain Power Agency of Utah, 5.25%, 07/01/2020	150,000	154,749

Washington - 1.79%
Energy Northwest, 5.00%, 07/01/2016	125,000	143,912
TOTAL MUNICIPAL BONDS (Cost $3,118,873)		$3,198,759

	Shares	Value
EXCHANGE-TRADED FUNDS - 57.76%
iShares S&P National Municipal Bond Fund	30,745	$3,060,050
Market Vectors Lehman Brothers AMT-Free Intermediate Municipal ETF	75,147	1,578,087
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,675,154)		4,638,137

SHORT TERM INVESTMENTS - 1.85%
Investment Companies - 1.85%
Fidelity Institutional Tax-Exempt Portfolio	148,766	148,766
TOTAL SHORT TERM INVESTMENTS (Cost $148,766)		148,766
Total Investments (Cost $7,942,793) - 99.45%		$7,985,662
Other Assets in Excess of Liabilities - 0.55%		44,193
TOTAL NET ASSETS - 100.00%		$8,029,855

Footnotes

Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at January 31, 2009 was as follows*:

	Cost of investments	$7,942,793
	Gross unrealized appreciation	136,170
	Gross unrealized depreciation	(93,301)
	Net unrealized depreciation	$42,869

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

FAS 157 - Summary of Fair Value Exposure at January 31, 2009 (Unaudited)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2009:

Description		Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices		$ 4,786,903	$ —
Level 2 - Other significant observable inputs		3,198,759	—
Level 3 - Significant unobservable inputs		—	—
Total		$ 7,985,662	$ —

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Advisors Series Trust

By (Signature and Title)   /s/Douglas G. Hess
Douglas G. Hess, President

Date   3/23/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Douglas G. Hess
Douglas G. Hess, President

Date   3/23/2009

By (Signature and Title)*   /s/Cheryl L. King
Cheryl L. King, Treasurer

Date   3/24/2009

* Print the name and title of each signing officer under his or her signature.